Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 26, 2021	Jul. 08, 2020	Mar. 30, 2024	Mar. 25, 2023
Debt Instrument [Line Items]
Long-term debt			$ 4,300
Finance Lease Obligations [Member]
Debt Instrument [Line Items]
Deferred financing costs			$ 42	$ 0
Finance Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			0.90%	0.90%
Finance Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			16.00%	16.00%
Investissement Québec [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		3.14%	3.14%
Long-term debt		$ 10,000	$ 10,000
Repayment of debt term		60 months	60 months
Deferred financing costs			$ 2	$ 8
Term loan From Business Development Bank of Canada [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate	8.30%
Long-term debt			$ 231	303
Repayment of debt term	72 months
Debt Instrument, Face Amount	$ 400
Debt instrument first required payment month year	2021-07
Loan From Investment Of Quebec Annual Interest Rate One Point Four one Percent [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			1.41%
Repayment of debt term			60 months
Deferred financing costs			$ 86	$ 56
Debt Instrument, Face Amount			$ 4,300
Debt instrument first required payment month year			2027-06
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Interest on Cash advances			11.00%	11.00%
Cash received from related party			$ 1,500	$ 1,500
Long-term debt			$ 2,033	2,064
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From SLR Credit Solutions CORRA Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			7.75%
Net of deferred financing costs			$ 181	$ 247